RELATED PARTIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96.505.760-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 1,187	$ 834	$ 386
Purchases [Member] | Abastible S.A. [Member]
Statement [Line Items]
Tax ID No.	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel
Purchases	$ 4,033	3,207	2,644
Purchases [Member] | Copec S.A. [Member]
Statement [Line Items]
Tax ID No.	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Fuel and other
Purchases	$ 168,859	92,643	75,166
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79.895.330-3
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction descriptions	Transport, stowage and port services
Purchases	$ 17,008	7,643	8,518
Purchases [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Sodium chlorate
Purchases	$ 50,815	41,540	42,318
Purchases [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood and chips
Purchases	$ 0	0	433
Purchases [Member] | Portaluppi, Guzman y Bezanilla Abogados Ltda.
Statement [Line Items]
Tax ID No.	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Legal services
Purchases	$ 1,065	851	778
Purchases [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Telephone services
Purchases	$ 105	123	214
Purchases [Member] | Entel PCS Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	96.806.980-2
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Telephone services
Purchases	$ 922	970	0
Purchases [Member] | Colbun Transmision S.A [Member]
Statement [Line Items]
Tax ID No.	76.218.856-2
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 0	77	514
Purchases [Member] | Bioenergías Forestales SpA. [Member]
Statement [Line Items]
Tax ID No.	76.188.197-3
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Purchases	$ 202	0	0
Purchases [Member] | Woodtech S.A. [Member]
Statement [Line Items]
Tax ID No.	76.724.000-7
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood volumen measurement services
Purchases	$ 1,283	1,012	1,238
Purchases [Member] | Via Limpia SpA [Member]
Statement [Line Items]
Tax ID No.	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other purchases
Purchases	$ 280	199	199
Purchases [Member] | Elemental S.A. [Member]
Statement [Line Items]
Tax ID No.	76.659.730-0
Nature of Relationship	Associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Services and other purchases
Purchases	$ 53	113	93
Purchases [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
Tax ID No.	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Other purchases
Purchases	$ 215	246	222
Sales [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96.505.760-9
Nature of Relationship	Common Stochholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 430	161	256
Sales [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Other sales
Sales	$ 294	453	56
Sales [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 23,162	23,539	21,891
Sales [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Harvesting services, wood and chips
Sales	$ 0	0	7,329
Sales [Member] | Entel PCS Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	96.806.980-2
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Leases
Sales	$ 405	289	318
Sales [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
Tax ID No.	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood and chips
Sales	$ 6	525	9,027
Sales [Member] | E2E S.A. One [Member]
Statement [Line Items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Wood, plywood and boards
Sales	$ 117	246	355
Sales [Member] | EMOAC SpA. [Member]
Statement [Line Items]
Tax ID No.	76.208.888-6
Nature of Relationship	Indirect subsidiary of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Electrical Power
Sales	$ 2,125	3,272	0
Sales [Member] | Fundacin Educacional Arauco [Member]
Statement [Line Items]
Tax ID No.	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Transaction descriptions	IT and administrative services
Sales	$ 226	299	139
Sales [Member] | Cartulinas CMPC S.A. [Member]
Statement [Line Items]
Tax ID No.	96.731.890-6
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pulp
Sales	$ 222	0	0
Sales [Member] | Forestal Mininco SpA. [Member]
Statement [Line Items]
Tax ID No.	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pest control service and other sales
Sales	$ 441	127	87
Sales [Member] | Softys Chile SpA. [Member]
Statement [Line Items]
Tax ID No.	96.529.310-8
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Pulp
Sales	$ 782	0	1,127
Sales [Member] | Softys Argentina S.A. (Ex-La Papelera del Plata S.A.) [member]
Statement [Line Items]
Tax ID No.	0
Nature of Relationship	Common Stockholder
Country	Argentina
Currency	Argentine pesos
Transaction descriptions	Pulp
Sales	$ 15,534	$ 16,686	$ 20,126